Events since the balance sheet date	12 Months Ended
Dec. 31, 2025
Event After Reporting Period [Abstract]
Events since the balance sheet date	Note 41: Events since the balance sheet date
Share buyback
On 30 January 2026, the Group announced the launch of an ordinary share buyback of up to £1.75 billion. This represents the return to shareholders of capital, surplus to that required to provide capacity to grow the business, meet current and future regulatory requirements and cover uncertainties. The share buyback programme is expected to be completed, subject to continued authority from the PRA, by
31 December 2026.